Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENT TRANSACTIONS

NOTE 10:- SHARE-BASED PAYMENT TRANSACTIONS

a.	Share options:

On November 28, 2013, the board of directors approved the adoption of the 2013 Share Option Plan (the “2013 Plan”). Under the 2013 Plan, the Company may grant its officers, directors, employees and consultants, stock options, of the Company. Each stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.

Upon the adoption of the 2013 Plan the Company reserved for issuance 2,500,000 shares of ordinary shares, NIS 0.25 par value each. In May 2020, the Company’s Board of Directors approved to increase number of ordinary shares reserved for issuance to 25,000,000. As of December 31, 2021, 6,618,500 shares available for future grant under the 2013 Plan.

b.	Expenses recognized in the financial statements:

	Year ended December 31,
	2021	2020	2019
	USD

Research and development expenses	$200	$159	$138
General and administrative expenses	198	158	132

	$398	$317	$270

c.	Share-based payment transactions granted by the Company:

The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	2021	2020

Risk-free interest rate	1.22-1.28%	0.93-2.40%
Expected volatility	82.40-82.43%	65.63-78.77%
Dividend yield	0	0
Contractual life	10	9.83 - 10
Early Exercise Multiple (Suboptimal Factor)	3	2.5 - 3
Exercise price (NIS)	0.25-0.253	0.25 - 2.344

c.	Movement during the year:

The following table lists the number of share options, their weighted average exercise prices and modification in option plans of employees, directors and consultants for the periods indicated:

	Shares subject to options outstanding
	2021
	Number	Weighted average exercise price
		USD
Outstanding at beginning of year	11,923,400	0.28
Grants	7,100,000	0.08
Forfeited/expired	(600,700)	1.00

Outstanding at end of year	18,422,700	0.18

Exercisable at end of year	6,322,700	0.35

d.	The weighted average remaining contractual life for the shares subject to options outstanding as of December 31, 2021, 2020 and 2019 was 8.45 years, 6.98 years and 7.93 years, respectively.

e.	The weighted average grant date fair value in 2021 was $0.18 and in 2020 was $0.16 and the remaining compensation costs not yet recognized as of December 31, 2021 is $1,139 with a weighted average period of 2.82 years to recognize these expenses.

f.	The range of exercise prices for shares subject to options outstanding as of December 31, 2021 have been separated into ranges of exercise prices, as follows:

Outstanding				Exercisable
Exercise price per share	Options outstanding	Weighted average remaining contractual life in years	Weighted average exercise price per share	Options exercisable	Weighted average exercise price per share
$0.08 - $0.94	17,796,500	8.32	$0.13	5,696,500	$0.21
$1.09 - $1.73	555,000	0.14	$0.04	555,000	$0.11
$2.61 - $5.18	71,200	0.01	$0.01	71,200	$0.04
	18,422,700			6,322,700